Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Capital redemption reserve [member]	Fair value reserve [member]	Translation reserve [member]	Retained earnings [member]	Equity attributable to equity holders of the company [member]	Non-controlling interest [member]
Beginning Balance at Dec. 31, 2022	£ 4,415	£ 179	£ 2,633	£ (15)	£ 28	£ (13)	£ 709	£ 881	£ 4,402	£ 13
Statements [LineItems]
Profit for the year	380							378	378	2
Other comprehensive (expense)/income	(363)					1	(298)	(65)	(362)	(1)
Total comprehensive (expense)/income	17					1	(298)	313	16	1
Equity-settled transactions	40							40	40
Taxation on equity-settled transactions	1							1	1
Issue of ordinary shares under share option schemes	9		9						9
Buyback of equity	(304)	(5)			5			(304)	(304)
Purchase of treasury shares	(35)			(35)					(35)
Release of treasury shares				31				(31)
Dividends	(155)							(155)	(155)	0
Ending balance at Dec. 31, 2023	3,988	174	2,642	(19)	33	(12)	411	745	3,974	14
Statements [LineItems]
Profit for the year	435							434	434	1
Other comprehensive (expense)/income	(32)					(2)	(35)	5	(32)	0
Total comprehensive (expense)/income	403					(2)	(35)	439	402	1
Equity-settled transactions	37							37	37
Taxation on equity-settled transactions	11							11	11
Issue of ordinary shares under share option schemes	7		7						7
Buyback of equity	(204)	(8)			8			(204)	(204)
Purchase of treasury shares	(33)			(33)					(33)
Release of treasury shares				45				(45)
Dividends	(156)							(156)	(156)
Ending balance at Dec. 31, 2024	4,053	166	2,649	(7)	41	(14)	376	827	4,038	15
Statements [LineItems]
Profit for the year	336							335	335	1
Other comprehensive (expense)/income	(193)					(7)	(192)	7	(192)	(1)
Total comprehensive (expense)/income	143					(7)	(192)	342	143
Equity-settled transactions	29							29	29
Taxation on equity-settled transactions	(1)							(1)	(1)
Issue of ordinary shares under share option schemes	9		9						9
Buyback of equity	(347)	(8)			8			(347)	(347)
Purchase of treasury shares	(63)			(63)					(63)
Release of treasury shares				61				(61)
Dividends	(160)							(160)	(160)
Ending balance at Dec. 31, 2025	£ 3,663	£ 158	£ 2,658	£ (9)	£ 49	£ (21)	£ 184	£ 629	£ 3,648	£ 15